Loans and Borrowings (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
Summary of Loans and Borrowings

	June 30, 2022	March 31, 2022
Loans and borrowings:
Promissory note of $10,000,000 issued by Sprout, guaranteed by the Corporation and secured through a first-ranking mortgage on all movable assets of Sprout current and future, corporeal and incorporeal, and tangible and intangible. The outstanding principal balance bears interest at the rate of 10.0% per annum. Interest is accrued and added to the principal amount of the loan. The principal is payable on February 1, 2024.	$11,881,589	$11,648,320

	11,881,589	11,648,320
Less current portion of loans and borrowings	—	—

Loans and borrowings	$11,881,589	$11,648,320

	March 31, 2022	March 31, 2021
Loans and borrowings:
Promissory note of $10,000,000 issued by Sprout, guaranteed by the Corporation and secured through a first-ranking mortgage on all movable assets of Sprout current and future, corporeal and incorporeal, and tangible and intangible. The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021. The principal is payable on February 1, 2024.	$11,648,320	$11,312,959
	11,648,320	11,312,959
Less current portion of loans and borrowings	—	—

Loans and borrowings	$11,648,320	$11,312,959